RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company currently has a License Agreement with IGL Pharma, Inc., an entity in which the Company’s Executive Chairman serves as President, holds options to purchase less than a 1% non-controlling equity interest and receives a $500 per month fee (see Note 12).

The Company currently maintains an executive office in Florida, which is leased by an investment firm in which the Company’s General Counsel serves as an officer but does not hold any equity or voting rights. The Company has no formal agreement for this space and pays no rent.

During the three and months ended September 30, 2020, the Company received $174,999 and $524,997 from its equity method investee, EPH, as management fee revenue, respectively. The Company did not receive any revenue from EPH for any period in 2021. Due to the Separation Agreement disclosed in Note 4, management fee revenues received during the period ended September 30, 2020 have been presented on the statement of operations as discontinued operations (see Note 9 – Discontinued Operations). Management fee revenues were the Company’s primary source of revenue during that period.

In the nine-month period ended September 30, 2021, the Company paid to EPH $34,136 arising from notes payable and accrued interest which was included in notes payable-related parties in prior periods in the consolidated balance sheet.

During the year ended December 31, 2020, the Company received $45,500 of proceeds from short-term notes payable with officers and directors of the Company bearing interest at 10%. As of September 30, 2021, $7,500 of principal remains outstanding on certain of these short-term notes payable. During the nine months ended September 30, 2021, $23,000 of these short-term notes payable was converted into 23 shares of the Company’s Series B preferred stock at a conversion ratio of $1,000 per share and warrants to purchase 65,714 shares of common stock at an exercise price of $0.35 per share, which resulted in no gain or loss on conversion (see Note 9).

During the three and nine months ended September 30, 2021, the Company incurred $8,163 and $58,043 in legal fees with a law firm in which the Company’s audit committee chair is an employee. During the three and nine months ended September 30, 2020, the Company incurred $10,993 and $52,752 of legal services with this related party. As of September 30, 2021 and December 31, 2020, accounts payable and accrued expenses include $25,942 and $32,716 for legal fees due to the law firm for services, respectively.

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company currently has a License Agreement with IGL Pharma, Inc., an entity in which the Company’s Executive Chairman serves as President and holds a non-controlling equity interest.

The Company currently maintains an executive office in Florida, which is leased by an investment firm in which the Company’s General Counsel serves as an officer but does not hold any equity or voting rights. The Company has no formal agreement for this space and pays no rent.

During the years ended December 31, 2020 and 2019, the Company received $525,000 and $549,000 from its equity method investee, EPH, as management fee revenue. Due to the Separation Agreement disclosed in Note 4, management fee revenues received during the years ended December 31, 2010 and 2019 have been presented on the statement of operations as discontinued operations (see Note 9 – Discontinued Operations). Management fee revenues were the Company’s primary source of revenue during the years ended December 31, 2020 and 2019. During 2019, the Company also received a fee of $250,000 for advisory services related to an acquisition completed by a related party which was also included in the Company’s discontinued operations.

During the years ended December 31, 2020 and 2019, the Company received $291,283 and $788,500 from EPH under multiple demand notes payable with interest payable at 6% annually. As of November 6, 2020, pursuant to the Separation Agreement, the amount of $993,985, inclusive of all unpaid accrued interest, of these notes was terminated; and $37,500 of accrued royalties under the Company’s license agreement with Agrarian Technologies were assumed by EPH. As of December 31, 2020, $117,659 of additional debt, inclusive of all unpaid accrued interest, was converted into 534,815 shares of common stock. The Company recorded a gain of $1,032,160 in connection with this forgiveness and assumption of debt which has been presented within discontinued operations, and a loss of $155,096 in connection with the conversion of notes into common stock which is included in loss on convertible debt and other liabilities converted to common stock on the consolidated statements of operations. As of December 31, 2020, the Company owes to EPH $33,492 of notes payable and accrued interest which is included in notes payable-related parties on the consolidated balance sheet. As of December 31, 2019, $788,500 and $15,426 of principal and accrued interest remained outstanding on these demand notes payable. Due to the Separation Agreement which resulted in the forgiveness of these demand notes payable, including interest, these amounts have been presented in current liabilities held for disposal on the consolidated balance sheet (see Note 9 – Discontinued Operations).

During the year ended December 31, 2020, the Company received $45,500 of proceeds from short-term notes payable with officers and directors of the Company bearing interest at 10%. As of December 31, 2020, $30,500 of principal remains outstanding on certain of these short-term notes payable. See Note 14 – Subsequent Events for conversion of certain of these short-term notes payable into shares of Series B preferred stock.

During the years ended December 31, 2020 and 2019, the Company incurred approximately $67,147 and $12,000 in legal fees with a law firm in which the Company’s audit committee chair is an employee. As of December 31, 2020 and 2019, accounts payable and accrued expenses include $32,716 and $10,575, respectively, for legal fees due to the law firm for services.

In 2020, a total of approximately $413,000 in principal and accrued interest from Bridge Notes held by officers and directors of the Company were converted into shares of common stock; and an additional $346,867 of deferred salary and bonuses, accrued director fees and short-term notes payable were also converted by related parties into 1,576,668 shares of common stock in 2020 which resulted in a loss of $309,430 which is included in loss on convertible debt and other liabilities converted to common stock on the consolidated statements of operations.